Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity

Note 12 – Stockholders’ Equity

Reverse Stock Split

On June 28, 2023, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20 and also approved a proportionate decrease in its authorized common stock to 6,250,000 shares from 125,000,000. On July 26, 2023, the Company filed a certificate of change (with an effective date of July 28, 2023) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On July 27, 2023, the Company received notice from Nasdaq that the reverse split would take effect at the open of business on July 28, 2023, and the reverse stock split took effect on that date. All share information included in this Form 10-Q has been reflected as if the reverse stock split occurred as of the earliest period presented.

Increase in Authorized Common Stock

On October 13, 2023, shareholders of the Company approved an increase to the number of authorized shares of the Company’s common stock from 6,250,000 shares to 50,000,000 shares as set forth below. On October 13, 2023, the Company filed a Certificate of Amendment to its Articles of Incorporation to increase its authorized shares of common stock from 6,250,000 shares to 50,000,000 shares.

February 2023 Equity Purchase Agreement

On February 3, 2023, the Company entered into an equity purchase agreement (the “ELOC”) and registration rights agreement (the “ELOC RRA”) with an accredited investor (the “Feb 3 Investor”) pursuant to which the Company has the right, but not the obligation, to direct the Feb 3 Investor to purchase up to $10.0 million (the “Maximum Commitment Amount”) of shares of Common Stock, in multiple tranches. Further, under the ELOC and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit notices to the Feb 3 Investor to purchase shares of Common Stock (i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.

Also on February 3, 2023, the Company issued to the Feb 3 Investor 7,500 shares of Common Stock for its commitment to enter into the ELOC.

The obligation of the Feb 3 Investor to purchase shares of Common Stock pursuant to the ELOC ends on the earlier of (i) the date on which the purchases under the ELOC equal the Maximum Commitment Amount, (ii) 24 months after the date of the ELOC (February 3, 2025), (iii) written notice of termination by the Company, (iv) the date that the ELOC RRA is no longer effective after its initial effective date, or (v) the date that the Company commences a voluntary case or any person or entity commences a proceeding against the Company pursuant to or within the meaning of federal or state bankruptcy law, a custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, and subject to the shares of Common Stock underlying the ELOC be registered, the price that Feb 3 Investor will pay to purchase the shares of Common Stock that it is obligated to purchase under the ELOC shall be 97% of the “market price,” which is defined as the lesser of (i) the lowest closing price of our Common Stock during the 7 trading day-period following the clearance date associated with the applicable put notice from the Company or (ii) the lowest closing bid price of the Common Stock on the principal trading market for the Common Stock (currently, the Nasdaq Capital Market) on the trading day immediately preceding a put date.

To date, the Company has not been in a position to register the shares underlying the ELOC as a result of standstill agreements related to the RD Offering and the August 2023 Offering (both as defined below).

March 2023 Registered Direct Offering

On March 23, 2023, INVO entered into a securities purchase agreement (the “March Purchase Agreement”) with a certain institutional investor, pursuant to which the Company agreed to issue and sell to such investor (i) in a registered direct offering (the “RD Offering”), 69,000 shares of Common Stock, and a pre-funded warrant (the “Pre-Funded Warrant”) to purchase up to 115,000 shares of Common Stock, at an exercise price of $0.20 per share, and (ii) in a concurrent private placement (the “March Warrant Placement”), a common stock purchase warrant (the “March Warrant”), exercisable for an aggregate of up to 276,000 shares of Common Stock, at an exercise price of $12.60 per share. The securities to be issued in the RD Offering (priced at the marked under Nasdaq rules) were offered pursuant to the Company’s shelf registration statement on Form S-3 (File 333-255096), initially filed by the Company with the SEC under the Securities Act, on April 7, 2021 and declared effective on April 16, 2021. All Pre-Funded Warrants were exercised by the investor in June 2023.

The March Warrant (and the shares of Common Stock issuable upon the exercise of the March Warrant) was not registered under the Securities Act and was offered pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder. The March Warrant is immediately exercisable upon issuance, will expire eight years from the date of issuance, and in certain circumstances may be exercised on a cashless basis.

On March 27, 2023, the Company closed the RD Offering and March Warrant Placement, raising gross proceeds of approximately $3 million before deducting placement agent fees and other offering expenses payable by the Company. In the event the March Warrant were fully exercised for cash, the Company would receive additional gross proceeds of approximately $3.5 million. Under the March Purchase Agreement, the Company was entitled to use a portion of the net proceeds of the offering to (a) repay the February Debentures, and (b) to make the down payment for the WFI acquisition. The remainder of the net proceeds could be used for working capital, capital expenditures, and other general corporate purposes. The Company used $383,879 in proceeds to repay a portion of the February Debentures and related fees and interest and the remainder of the proceeds were used for working capital and general corporate purposes.

August 2023 Public Offering

On August 4, 2023, the Company, entered into securities purchase agreements (the “Purchase Agreements”) with certain institutional and other investors, pursuant to which the Company agreed to issue and sell to such investors in a public offering (the “August 2023 Offering”), 1,580,000 units (the “Units”) at a price of $2.85 per Unit, with each Unit consisting of (i) one share of Common Stock (the “Shares”) of the Company, and (ii) two common stock purchase warrants (the “Warrants”), each exercisable for one share of Common Stock at an exercise price of $2.85 per share. In the aggregate, in the August 2023 Offering the Company issued 1,580,000 Shares and 3,160,000 Warrants. The securities issued in the August 2023 Offering were offered pursuant to the Company’s registration statement on Form S-1 (File 333-273174) (the “Registration Statement”), initially filed by the Company with the SEC under the Securities Act, on July 7, 2023 and declared effective on August 3, 2023.

The Company closed the Offering on August 8, 2023, raising gross proceeds of approximately $4.5 million before deducting placement agent fees and other offering expenses payable by the Company. The Company used (i) $2,150,000 to fund the initial installment of the WFI purchase price (net of a $350,000 holdback) on August 10, 2023, (ii) $1,000,000 to pay Armistice the Armistice Amendment Fee (as defined below), and (iii) $139,849 to complete repayment of the February Debentures to the February Investors, plus accrued interest and fees of approximately $10,911. The Company is using the remaining proceeds from the August 2023 Offering for working capital and general corporate purposes.

In connection with the August 2023 Offering, on August 4, 2023, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Maxim Group LLC (the “Placement Agent”), pursuant to which (i) the Placement Agent agreed to act as placement agent on a “best efforts” basis in connection with the August 2023 Offering and (ii) the Company agreed to pay the Placement Agent an aggregate fee equal to 7.0% of the gross proceeds (and 5% for certain investors) raised in the August 2023 Offering and warrants to purchase up to 110,600 shares of Common Stock at an exercise price of $3.14 (the “Placement Agent Warrants”). The Placement Agent Warrants (and the shares of Common Stock issuable upon the exercise of the Placement Agent Warrants) were not registered under the Securities Act and were offered pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

The August 2023 Offering was facilitated by the Company entering into an Amendment to Securities Purchase Agreement on July 7, 2023 (the “Armistice Amendment”) with Armistice Capital Markets Ltd. to delete Section 4.12(a) of our March 23, 2023 Securities Purchase Agreement (the “Armistice SPA”) with Armistice pursuant to which we agreed that from March 23, 2023 until 45 days after the effective date of the Resale Registration Statement (as defined below) we would not (i) issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents or (ii) file any registration statement or any amendment or supplement thereto, other than the prospectus supplement filed in connection with that offering and the Resale Registration Statement (the “Subsequent Equity Financing Provision”). In consideration of Armistice’s agreement to enter into the Armistice Amendment and delete the Subsequent Equity Financing Provision from the Armistice SPA, we agreed to pay Armistice a fee a $1,000,000 (the “Armistice Amendment Fee”) within two days of the closing of the August 2023 Offering. Additionally, we agreed to include a proposal in our proxy statement for our 2023 Annual Meeting of Stockholders for the purpose of obtaining the approval of the holders of a majority of our outstanding voting common stock, to effectuate the reduction of the exercise price (the “Exercise Price Reduction”) set forth in Section 2(b) of the Common Stock Purchase Warrants issued to Armistice on March 27, 2023 (the “Existing Warrants”) to the per unit public offering price of the August 2023 Offering (or $2.85), in accordance with Nasdaq Rule 5635(d) (the “Shareholder Approval”) with the recommendation of our board of directors that such proposal be approved. We also agreed to solicit proxies from our shareholders in connection therewith in the same manner as all other management proposals in such proxy statement and that all management-appointed proxyholders shall vote their proxies in favor of such proposal. Further, if we did not obtain Shareholder Approval at the first meeting, we agree to call a meeting every six (6) months thereafter to seek Shareholder Approval until the earlier of the date Shareholder Approval is obtained or the Existing Warrants are no longer outstanding. Until such approval is obtained, the exercise price of the Existing Warrants will remain unchanged. At the special meeting on October 13, 2023, Company shareholders rejected the Exercise Price Reduction.

Nine Months Ended September 30, 2023

During the nine months ended September 30, 2023, the Company issued 3,994 shares of Common Stock to employees and directors and 12,202 shares of Common Stock to consultants with a fair value of $54,235 and $106,174, respectively. The shares were issued under the Company’s 2019 Stock Incentive Plan (the “2019 Plan”).

During the nine months ended September 30, 2023, the Company issued 297 shares of Common Stock upon the exercise of options. The Company received proceeds of $2,375.

In February 2023, the Company issued 4,167 shares of Common Stock with a fair value of $56,313 as inducement for issuing the February Debentures. The fair value of the shares was recognized as a discount to the February Debentures and will be amortized over the life of the notes.

In February 2023, the Company 7,500 shares of Common Stock in connection with the ELOC with a fair value of $93,000 that was expensed in the period.

In March 2023, the Company issued 69,000 shares of Common Stock in the RD Offering and March Warrant Placement. The Company received net proceeds of approximately $2.7 million.

In May 2023, the Company issued 6,115 shares of Common Stock to consultants in consideration of services rendered with a fair value of $45,000. These shares were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. The Company did not receive any cash proceeds from this issuance.

On July 11, 2023, the Company issued 16,250 shares of Common Stock in consideration of a settlement with an unrelated third party. These shares were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. The Company did not receive any cash proceeds from this issuance.

In August 2023, the Company issued 43,985 shares of Common Stock upon exercise of an existing warrant on a net-exercise basis. These shares were issued pursuant to the exemption from registration provided by Section 4(a)(2) and/or 3(a)(9) of the Securities Act of 1933, as amended.

On August 8, 2023, the Company issued 1,580,000 shares of Common Stock in the August 2023 Offering. The Company received net proceeds of approximately $4.1 million.

In September 2023, the Company issued 7,500 shares of Common Stock to consultants in consideration of services rendered with a fair value of $11,250. These shares were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. The Company did not receive any cash proceeds from this issuance.

Note 11 – Stockholders’ Equity

Reverse Stock Splits

On December 16, 2019, the Company’s stockholders approved a reverse stock split at a ratio of between 1-for-5 and 1-for-25, with discretion for the exact ratio to be approved by the Company’s board of directors. On February 19, 2020, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20. On May 21, 2020, the Company filed a certificate of change (with an effective date of May 26, 2020) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. The reverse split took effect at the open of business on May 26, 2020.

On October 22, 2020, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 5-for-8 and also approved a proportionate decrease in the Company’s authorized common stock to 125,000,000 shares from 200,000,000. On November 5, 2020, the Company filed a certificate of change (with an effective date of November 9, 2020) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 5-for-8 reverse stock split of its outstanding common stock. As a result of the reverse stock split, 133 shares were issued in lieu of fractional shares. On November 6, 2020, the Company received notice from FINRA/OTC Corporate Actions that the reverse split would take effect at the open of business on November 9, 2020, and the reverse stock split took effect on that date.

The consolidated financial statements presented reflect the reverse splits.

Public offerings

On October 1, 2021, the Company and certain institutional and accredited investors and members of the Company’s management team (the “Investors”) entered into a securities purchase agreement pursuant to which the Company agreed to issue and sell to the Investors 1,240,737 shares of its common stock, in a registered direct offering (the “Direct Offering”) for aggregate gross proceeds of $4,044,803. The purchase price for each share in the Direct Offering was $3.26. The net proceeds to the Company from the Direct Offering, after deducting placement agent fees and the Company’s estimated offering expenses, were approximately $3.65 million. Paulson Investment Company served as a placement agent for the Direct Offering and received a fee for its role in the amount of $323,584, as well as warrants to purchase 37,222 shares of the Company’s common stock at an exercise price of $3.912 per share.

Year Ended December 31, 2022

During 2022, the Company issued 51,528 shares of common stock to directors and 46,250 shares of common stock to consultants with a fair value of $218,196 and $95,851, respectively. The shares were issued under the Company’s 2019 Stock Incentive Plan (the “2019 Plan”).

During 2022, the Company granted 106,333 restricted stock units to employees that vest 50% at six months from grant date and 50% at twelve months from grant date. The shares were granted under the 2019 Plan. During 2022, the Company had issued 35,666 vested shares and recognized stock-based compensation expense of $266,611 associated with the equity grants.

During 2022, the Company issued 15,000 shares of its common stock to consultants in consideration of services rendered with a fair value of $27,360. These shares were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. The Company did not receive any cash proceeds from this issuance.

In January 2022, the Company issued 94,623 shares of its common stock for net proceeds of $289,800.

Cytovia Therapeutics Inc [Member]
Stockholders’ Equity

  9. Common Stock

The company issued 1,200,000 of Common Stock par value 0.000001. These are founders shares issued August 1, 2023, and are shown from the start of the presentation due to common control accounting.

  6. Common Stock

The company issued 1,200,000 of Common Stock par value 0.000001. These are founders shares issued August 1, 2023, and are shown from the start of the presentation due to common control accounting.